Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 7. Related-Party Transactions

As of December 31, 2017, an affiliate of GHS holds approximately 40% of the voting interest in Oncolix. An affiliate of GHS is the site for clinical trial activities. Accounts payable to GHS and its affiliates for services were approximately $61,935 at December 31, 2017 and 2016, respectively.

We have engaged a contract manufacturer and clinical research firms and certain of the costs incurred have been paid or will be paid through the issuance of capital stock. See Note 3.